Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,378,850
Previously Paid Amount	0.00
Total Fee Amount	2,048.30
Total Offset Amount	0.00
Net Fee	2,048.30
Narrative - Max Aggregate Offering Price	$ 13,378,850
Final Prospectus	true